Borrowed Funds - Summary of Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Debt issuance cost and unamortized premium	$ (1,869)	$ (2,693)
Total long-term debt	283,053	292,229	$ 291,256
4.875% Senior Notes, Due June 28, 2019
Debt Instrument [Line Items]
Purchased senior notes	(10,078)	(78)
Cadence Bancorporation
Debt Instrument [Line Items]
Long-term debt, gross	270,000	270,000	270,000
Cadence Bancorporation | 4.875% Senior Notes, Due June 28, 2019
Debt Instrument [Line Items]
Long-term debt, gross	145,000	145,000	145,000
Cadence Bancorporation | 5.375% Senior Notes, Due June 28, 2021
Debt Instrument [Line Items]
Long-term debt, gross	50,000	50,000	50,000
Cadence Bancorporation | 7.250% Subordinated Notes, Due June 28, 2029, Callable in 2024
Debt Instrument [Line Items]
Long-term debt, gross	35,000	35,000	35,000
Cadence Bancorporation | 6.500% Subordinated Notes, Due March 2025, Callable in 2020
Debt Instrument [Line Items]
Long-term debt, gross	40,000	40,000	40,000
Cadence Bank | 6.250% Subordinated Notes, Due June 28, 2029, Callable in 2024
Debt Instrument [Line Items]
Long-term debt, gross	$ 25,000	25,000	25,000
Scenario, Previously Reported [Member]
Debt Instrument [Line Items]
Debt issuance cost and unamortized premium		$ (2,771)	$ (3,744)